RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)		5,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued		$ 180,000		$ 180,000
Stock Issued During Period, Value, Issued for Services	2,700	9,263	10,660	3,000	29,750	230,000	970,000	1,544,500	2,586,167
Monthly Salary [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Other Commitment					15,000
Series G Preferred Stock [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Preferred Stock, Shares Cancelled (in Shares)			100,000
Series G Preferred Stock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Preferred Stock, Shares Cancelled (in Shares)		100,000
Chief Executive Officer [Member] | Monthly Salary [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Description of Transaction					$15,000
Chief Executive Officer [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Amounts of Transaction		100,000			18,000
Related Party Transaction, Description of Transaction					The agreement includes Mr. Leopold's salary of $15,000 per month, which will accrue entirely to deferred compensation during any period in which the commitment remains unpaid. The term of the agreement is one year, and automatically renews annually on January 1 each year unless otherwise terminated by either party.
Deferred Compensation Liability, Current		116,000
Deferred Compensation Arrangement with Individual, Shares Issued (in Shares)		5,000,000		2,000,000
Deferred Compensation Arrangement with Individual, Fair Value of Shares Issued		180,000		180,000
Payments for (Proceeds from) Investments		100,000
Director [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 10,000
Stock Issued During Period, Shares, Issued for Services (in Shares)		277,778